Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia Small Cap Value Fund II - Class A | Group One Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value Fund II - Class A | Spire, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Small Cap Value Fund II - Class A | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Small Cap Value Fund II - Class A | Tanger, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II - Class A | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II - Class A | Cavco Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II - Class A | Portland General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Class A | Lazard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Class A | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Class A | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Columbia Small Cap Value Fund II - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Columbia Small Cap Value Fund II - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Small Cap Value Fund II - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Small Cap Value Fund II - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Small Cap Value Fund II - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Small Cap Value Fund II - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Small Cap Value Fund II - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Small Cap Value Fund II - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Small Cap Value Fund II - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Value Fund II - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Value Fund II - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Columbia Small Cap Value Fund II - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Value Fund II-Institutional Class | Group One Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value Fund II-Institutional Class | Spire, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Small Cap Value Fund II-Institutional Class | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Small Cap Value Fund II-Institutional Class | Tanger, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II-Institutional Class | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II-Institutional Class | Cavco Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II-Institutional Class | Portland General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II-Institutional Class | Lazard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II-Institutional Class | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II-Institutional Class | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II-Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Columbia Small Cap Value Fund II-Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Columbia Small Cap Value Fund II-Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Small Cap Value Fund II-Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Small Cap Value Fund II-Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Small Cap Value Fund II-Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Small Cap Value Fund II-Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Small Cap Value Fund II-Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Small Cap Value Fund II-Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Small Cap Value Fund II-Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Value Fund II-Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Value Fund II-Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Columbia Small Cap Value Fund II-Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Value Fund II - Institutional 2 Class | Group One Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value Fund II - Institutional 2 Class | Spire, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Small Cap Value Fund II - Institutional 2 Class | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Small Cap Value Fund II - Institutional 2 Class | Tanger, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II - Institutional 2 Class | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II - Institutional 2 Class | Cavco Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II - Institutional 2 Class | Portland General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Institutional 2 Class | Lazard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Institutional 2 Class | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Institutional 2 Class | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Columbia Small Cap Value Fund II - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Columbia Small Cap Value Fund II - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Small Cap Value Fund II - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Small Cap Value Fund II - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Small Cap Value Fund II - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Small Cap Value Fund II - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Small Cap Value Fund II - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Small Cap Value Fund II - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Small Cap Value Fund II - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Value Fund II - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Value Fund II - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Columbia Small Cap Value Fund II - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Value Fund II - Institutional 3 Class | Group One Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value Fund II - Institutional 3 Class | Spire, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Small Cap Value Fund II - Institutional 3 Class | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Small Cap Value Fund II - Institutional 3 Class | Tanger, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II - Institutional 3 Class | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II - Institutional 3 Class | Cavco Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II - Institutional 3 Class | Portland General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Institutional 3 Class | Lazard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Institutional 3 Class | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Institutional 3 Class | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Columbia Small Cap Value Fund II - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Columbia Small Cap Value Fund II - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Small Cap Value Fund II - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Small Cap Value Fund II - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Small Cap Value Fund II - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Small Cap Value Fund II - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Small Cap Value Fund II - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Small Cap Value Fund II - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Small Cap Value Fund II - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Value Fund II - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Value Fund II - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Columbia Small Cap Value Fund II - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Value Fund II - Class R | Group One Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value Fund II - Class R | Spire, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Small Cap Value Fund II - Class R | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Small Cap Value Fund II - Class R | Tanger, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II - Class R | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II - Class R | Cavco Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II - Class R | Portland General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Class R | Lazard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Class R | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Class R | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Columbia Small Cap Value Fund II - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Columbia Small Cap Value Fund II - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Small Cap Value Fund II - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Small Cap Value Fund II - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Small Cap Value Fund II - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Small Cap Value Fund II - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Small Cap Value Fund II - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Small Cap Value Fund II - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Small Cap Value Fund II - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Value Fund II - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Value Fund II - Class R | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Columbia Small Cap Value Fund II - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Small Cap Value Fund II - Class S | Group One Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Small Cap Value Fund II - Class S | Spire, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Small Cap Value Fund II - Class S | Radian Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Small Cap Value Fund II - Class S | Tanger, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II - Class S | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II - Class S | Cavco Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Small Cap Value Fund II - Class S | Portland General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Class S | Lazard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Class S | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Class S | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Small Cap Value Fund II - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Columbia Small Cap Value Fund II - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Columbia Small Cap Value Fund II - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Small Cap Value Fund II - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Small Cap Value Fund II - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Small Cap Value Fund II - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Small Cap Value Fund II - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Small Cap Value Fund II - Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Small Cap Value Fund II - Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Small Cap Value Fund II - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Small Cap Value Fund II - Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Small Cap Value Fund II - Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Columbia Small Cap Value Fund II - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%